LEASES - Components of lease cost, weighted average lease terms and discount rates (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease Cost:
Operating lease cost		$ 223,304	$ 488,357		$ 324,929
Finance lease cost:
Amortization of assets obtained under finance leases		216,305	396,512	$ 323,191	772,870
Interest on lease liabilities		78,108	156,110		288,969
Finance leases cost		$ 294,413	$ 552,622		$ 1,061,839
Weighted average discount rate:
Operating leases		10.00%	10.00%		10.31%
Finance leases		10.20%	10.20%		11.17%
Weighted average remaining lease term:
Operating leases		9 years 6 months	9 years 6 months		9 years 7 months 6 days
Finance leases		3 years 3 months 18 days	3 years 3 months 18 days		3 years 6 months
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases			$ 152,080		$ 159,348
Operating cash flows from finance leases			156,110		772,870
Financing cash flows from finance leases			658,263	$ 499,038	1,222,270	$ 777,431
Right-of-use assets obtained in exchange for lease liabilities:
Acquisition of ROU assets through operating leases					5,435,661
Acquisition of property and equipment through finance leases					2,233,834
Addition of ROU assets from finance lease modification	$ 239,000				239,000
ROU assets obtained in exchange for finance lease obligations			$ 1,273,511		$ 2,472,834